Financial Instruments - Schedule of Net Debt to Equity Ratio (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)
Capital management [abstract]
Total liabilities	€ 1,105,343	€ 933,896	[1]	€ 744,647	[1]	€ 736,958
Less: cash	(38,484)	(115,893)		(53,686)
Net debt	1,066,859	818,003		690,961
Equity
Total equity	€ 596,728	€ 548,769	[1]	€ 507,417	[1],[2],[3]	€ 436,145
Ratio of Total liabilities minus Cash and cash equivalents, divided by Shareholders'equity:	1.79	1.49		1.36

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	Since no minority shareholders in Group equity exist, the Group equity is entirely attributable to the parent's shareholders.
[3]	The accompanying notes form an integral part of these consolidated financial statements.